Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.7%
BWP Trust	167,912	$553,971
Charter Hall Long Wale REIT	157,120	556,943
Charter Hall Retail REIT	164,442	449,159
Cromwell Property Group	486,008	302,041
Dexus	376,125	2,600,123
GPT Group (The)	673,158	2,231,196
Mirvac Group	1,356,895	2,477,765
National Storage REIT	337,428	494,483
Scentre Group	1,787,845	3,744,807
Shopping Centres Australasia Property Group	367,226	656,487
Stockland	822,336	2,807,671
Vicinity Centres	1,288,240	1,517,198
Waypoint REIT	268,317	529,076
		18,920,920
Austria — 0.4%
CA Immobilien Anlagen AG	23,921	1,031,688
Belgium — 2.7%
Aedifica SA	11,403	1,381,194
Ascencio	1,750	105,347
Befimmo SA	7,298	311,209
Cofinimmo SA	9,286	1,392,145
Intervest Offices & Warehouses NV	7,630	205,787
Leasinvest Real Estate SCA	825	80,183
Montea C.V.A	4,449	543,752
Retail Estates NV	3,488	255,102
Shurgard Self Storage SA	8,629	380,546
Warehouses De Pauw CVA	46,185	1,663,105
Xior Student Housing NV	5,472	335,056
		6,653,426
Canada — 5.9%
Allied Properties REIT	41,761	1,186,353
Artis REIT	39,641	322,416
Boardwalk REIT	13,138	356,051
Canadian Apartment Properties REIT	58,235	2,334,050
Chartwell Retirement Residences	73,802	617,592
Choice Properties REIT	87,495	885,600
Cominar REIT	58,277	367,696
Crombie REIT(a)	32,009	356,811
Dream Industrial REIT	51,460	510,793
Dream Office REIT	14,964	224,908
First Capital Real Estate Investment Trust	73,824	851,826
Granite REIT	20,003	1,172,825
H&R Real Estate Investment Trust	97,415	927,290
InterRent REIT	38,895	429,004
Killam Apartment REIT	33,501	460,509
NorthWest Healthcare Properties REIT	51,903	523,723
RioCan REIT	108,661	1,448,586
SmartCentres Real Estate Investment Trust	44,770	824,641
Summit Industrial Income REIT	43,191	447,649
WPT Industrial Real Estate Investment Trust	18,484	289,829
		14,538,152
Finland — 0.7%
Citycon OYJ(a)	25,690	252,495
Kojamo OYJ	67,191	1,435,062
		1,687,557
France — 4.3%
Carmila SA	13,533	185,457
Security	Shares	Value
France (continued)
Covivio	17,148	$1,413,526
Gecina SA	17,860	2,551,698
ICADE	10,914	788,273
Klepierre SA	64,744	1,562,924
Mercialys SA	20,476	186,075
Unibail-Rodamco-Westfield(a)	46,444	3,921,525
		10,609,478
Germany — 12.5%
ADLER Group SA(b)(c)	27,913	843,040
alstria office REIT-AG	60,987	1,052,122
Aroundtown SA	418,579	2,916,938
Deutsche EuroShop AG(c)	17,721	380,637
Deutsche Wohnen SE	119,451	5,932,547
Grand City Properties SA	39,039	973,232
Hamborner REIT AG	24,705	280,242
LEG Immobilien AG	24,866	3,576,829
Sirius Real Estate Ltd.	329,913	429,932
TAG Immobilien AG	43,355	1,336,815
TLG Immobilien AG	4,789	133,701
Vonovia SE	195,028	13,064,845
		30,920,880
Hong Kong — 12.0%
Champion REIT	688,000	395,736
CK Asset Holdings Ltd.	817,500	4,106,557
Hang Lung Properties Ltd.	700,000	1,868,749
Hongkong Land Holdings Ltd.	398,100	1,843,203
Hysan Development Co. Ltd.	211,000	768,747
Link REIT	707,300	6,175,540
New World Development Co. Ltd.	491,333	2,284,356
Sino Land Co. Ltd.	1,136,800	1,583,399
Sun Hung Kai Properties Ltd.	489,500	6,691,773
Swire Properties Ltd.	362,800	1,055,107
Wharf Real Estate Investment Co. Ltd.	564,900	2,997,947
		29,771,114
Ireland — 0.2%
Hibernia REIT PLC	227,012	302,273
Irish Residential Properties REIT PLC	152,209	267,393
		569,666
Israel — 0.4%
Amot Investments Ltd.	50,321	281,157
Azrieli Group Ltd.	12,709	783,812
		1,064,969
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	23,403	102,925
Japan — 24.9%
Activia Properties Inc.	239	956,502
Advance Residence Investment Corp.	443	1,311,715
Aeon Mall Co. Ltd.	40,400	652,914
AEON REIT Investment Corp.	534	703,873
Comforia Residential REIT Inc.	209	593,892
Daiwa House REIT Investment Corp.	694	1,864,676
Daiwa Office Investment Corp.	96	620,775
Daiwa Securities Living Investments Corp.	644	617,581
Frontier Real Estate Investment Corp.	159	651,521
Fukuoka REIT Corp.	244	371,960
Global One Real Estate Investment Corp.	332	345,969
GLP J-REIT	1,406	2,253,468
Hulic Co. Ltd.	125,000	1,413,630

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Hulic Reit Inc.	400	$607,479
Ichigo Office REIT Investment Corp.	412	315,606
Industrial & Infrastructure Fund Investment Corp.	649	1,166,644
Invesco Office J-Reit Inc.	3,010	436,715
Invincible Investment Corp.	1,669	555,563
Japan Excellent Inc.	422	513,115
Japan Hotel REIT Investment Corp.	1,538	771,240
Japan Logistics Fund Inc.	295	881,943
Japan Prime Realty Investment Corp.	303	1,069,378
Japan Real Estate Investment Corp.	447	2,719,700
Japan Retail Fund Investment Corp.	902	1,705,869
Kenedix Office Investment Corp.	130	838,149
Kenedix Residential Next Investment Corp.	320	556,588
Kenedix Retail REIT Corp.	184	445,347
LaSalle Logiport REIT	559	876,716
MCUBS MidCity Investment Corp.	573	538,547
Mitsubishi Estate Co. Ltd.	391,900	6,183,856
Mitsubishi Estate Logistics REIT Investment Corp.	115	456,946
Mitsui Fudosan Co. Ltd.	318,200	6,438,767
Mitsui Fudosan Logistics Park Inc.	172	860,863
Mori Hills REIT Investment Corp.	529	736,694
Mori Trust Sogo REIT Inc.	336	443,528
Nippon Accommodations Fund Inc.	153	841,759
Nippon Building Fund Inc.	508	3,066,584
Nippon Prologis REIT Inc.	733	2,390,940
Nippon REIT Investment Corp.	150	532,977
Nomura Real Estate Holdings Inc.	39,100	871,669
Nomura Real Estate Master Fund Inc.	1,546	2,346,429
Orix JREIT Inc.	909	1,521,150
Premier Investment Corp.	440	554,334
Sekisui House Reit Inc.	1,381	998,536
Sumitomo Realty & Development Co. Ltd.	136,000	4,103,577
Tokyo Tatemono Co. Ltd.	68,700	925,887
Tokyu REIT Inc.	306	483,719
United Urban Investment Corp.	1,019	1,385,011
		61,500,301
Malta — 0.0%
BGP Holdings PLC(c)(d)	6,603,392	80
Netherlands — 0.4%
Eurocommercial Properties NV(c)	16,824	324,988
NSI NV	6,166	254,322
Vastned Retail NV	5,764	163,512
Wereldhave NV(c)	13,427	197,381
		940,203
New Zealand — 0.6%
Goodman Property Trust	370,668	603,737
Kiwi Property Group Ltd.	544,793	506,496
Precinct Properties New Zealand Ltd.	366,787	455,992
		1,566,225
Norway — 0.5%
Entra ASA(b)	57,235	1,276,134
Singapore — 7.6%
Ascendas REIT	1,120,690	2,600,953
Ascott Residence Trust	617,900	488,882
CapitaLand Integrated Commercial Trust	1,497,888	2,415,402
CapitaLand Ltd.	888,300	2,148,627
CDL Hospitality Trusts	269,300	249,596
City Developments Ltd.	161,100	876,454
Security	Shares	Value
Singapore (continued)
Fortune REIT	465,000	$415,594
Frasers Centrepoint Trust	367,349	716,927
Frasers Logistics & Commercial Trust	894,200	970,272
Keppel DC REIT	416,571	935,409
Keppel REIT	682,200	627,145
Manulife US Real Estate Investment Trust	484,100	355,814
Mapletree Commercial Trust	751,917	1,172,834
Mapletree Industrial Trust	566,800	1,225,767
Mapletree Logistics Trust	950,237	1,417,730
Parkway Life REIT	133,300	416,845
Suntec REIT	715,900	863,115
UOL Group Ltd.	169,300	933,823
		18,831,189
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	111,518	1,077,092
Lar Espana Real Estate Socimi SA	20,942	117,671
Merlin Properties Socimi SA	113,826	1,093,852
		2,288,615
Sweden — 4.8%
Atrium Ljungberg AB, Class B	15,837	306,453
Castellum AB	93,010	2,244,151
Catena AB	8,563	400,882
Dios Fastigheter AB	28,507	245,185
Fabege AB	90,565	1,357,298
Fastighets AB Balder, Class B(c)	33,495	1,686,300
Hufvudstaden AB, Class A	38,018	584,152
Klovern AB, Class B	215,498	359,053
Kungsleden AB	64,371	662,213
Nyfosa AB(c)	60,948	592,612
Pandox AB(c)	29,941	453,578
Samhallsbyggnadsbolaget i Norden AB	327,525	1,079,621
Wallenstam AB, Class B	56,168	859,658
Wihlborgs Fastigheter AB	45,527	941,084
		11,772,240
Switzerland — 2.7%
Allreal Holding AG, Registered	4,821	1,052,426
Hiag Immobilien Holding AG(c)	993	115,530
Intershop Holding AG	389	262,365
Mobimo Holding AG, Registered	2,211	698,394
PSP Swiss Property AG, Registered	14,775	1,895,040
Swiss Prime Site AG, Registered	25,916	2,525,761
		6,549,516
United Kingdom — 10.4%
Aberdeen Standard European Logistics Income PLC(b)	77,367	123,239
Assura PLC	897,033	893,059
Big Yellow Group PLC	55,188	838,173
BMO Commercial Property Trust	185,890	199,106
BMO Real Estate Investments Ltd.	88,504	86,289
British Land Co. PLC (The)	317,513	1,956,372
Capital & Counties Properties PLC	254,498	489,267
Civitas Social Housing PLC	215,000	318,267
CLS Holdings PLC	53,981	159,002
Custodian REIT PLC	137,147	175,147
Derwent London PLC	34,533	1,504,185
Empiric Student Property PLC	198,984	200,288
GCP Student Living PLC	156,495	316,331
Grainger PLC	227,060	831,879
Great Portland Estates PLC	87,805	786,624
Hammerson PLC	1,299,812	413,383

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Helical PLC	33,628	$175,015
Impact Healthcare REIT PLC	84,459	133,376
Intu Properties PLC(a)(c)(d)	6,694	0	(e)
Land Securities Group PLC	244,698	2,065,511
LondonMetric Property PLC	301,519	944,853
LXI REIT PLC	174,859	300,146
NewRiver REIT PLC	106,983	121,641
Phoenix Spree Deutschland Ltd.	29,555	131,901
Picton Property Income Ltd. (The)	184,742	209,292
Primary Health Properties PLC	449,027	895,309
RDI REIT PLC	92,354	115,533
Regional REIT Ltd.(b)	130,817	146,944
Safestore Holdings PLC	70,263	782,012
Schroder REIT Ltd.	164,966	90,159
Segro PLC	409,859	5,370,413
Shaftesbury PLC(c)	86,491	664,515
Standard Life Investment Property Income Trust Ltd.	140,912	112,811
Target Healthcare REIT PLC	157,137	248,579
Triple Point Social Housing REIT PLC(b)	127,484	185,565
Tritax Big Box REIT PLC	585,948	1,483,726
Tritax EuroBox PLC(b)	142,465	211,284
UK Commercial Property REIT Ltd.	254,623	228,670
UNITE Group PLC (The)(c)	110,048	1,450,732
Workspace Group PLC	46,083	452,777
		25,811,375
Total Common Stocks — 99.6%
(Cost: $266,835,666)		246,406,653
Security	Shares	Value
Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	4,409,461	$4,412,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	120,000	120,000
		4,532,107
Total Short-Term Investments — 1.8%
(Cost: $4,532,344)		4,532,107
Total Investments in Securities — 101.4%
(Cost: $271,368,010)		250,938,760
Other Assets, Less Liabilities — (1.4)%		(3,381,653)
Net Assets — 100.0%		$247,557,107

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$411,987	$4,005,049	(a)	$—	$(3,869)	$(1,060)	$4,412,107	4,409,461	$185,695	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	30,000	(a)	—	—	—	120,000	120,000	120		—
					$(3,869)	$(1,060)	$4,532,107		$185,815		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	20	03/19/21	$666	$8,764
Euro STOXX 50 Index.	5	03/19/21	211	(5,932)

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
TOPIX Index	2	03/11/21	$345	$(3,134)
				$(302)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$246,406,573	$—	$80	$246,406,653
Money Market Funds	4,532,107	—	—	4,532,107
	$250,938,680	$—	$80	$250,938,760
Derivative financial instruments(a)
Assets
Futures Contracts	$8,764	$—	$—	$8,764
Liabilities
Futures Contracts	(9,066)	—	—	(9,066)
	$(302)	$—	$—	$(302)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

4